--------------------------------------------------------------------------------

Alliance
Municipal
Trust
-Massachusetts Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

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

STATEMENT OF NET ASSETS
June 30, 1999                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------

           MUNICIPAL BONDS-97.7%
           ARKANSAS-2.0%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98 AMT VRDN
$   1,000  6/01/28 (b).........              3.55%               $ 1,000,000
                                                                 -----------
           DELAWARE-5.1%
           Delaware IDA
           (Delmarva Power &
           Light Co.)
           Series '87A
           AMT VRDN
      500  10/01/17 (b)........              4.00                    500,000
           Delaware IDA
           (Delmarva Power &
           Light Co.)
           Series '88 AMT VRDN
    2,100  10/01/17 (b)........              4.00                  2,100,000
                                                                 -----------
                                                                   2,600,000
                                                                 -----------
           FLORIDA-4.9%
           Orange County HFA
           MFHR
           (Smokewood/Sunkey
           Apartments)
           Series '92A VRDN
    2,500  12/01/22 (b)........              3.75                  2,500,000
                                                                 -----------
           ILLINOIS-2.9%
           Rock Island
           Metropolitan Airport
           (Elliot Aviation Project)
           Series '98 AMT VRDN
    1,500  12/01/18 (b)........              3.70                  1,500,000
                                                                 -----------
           MASSACHUSETTS-71.0%
           Andover GO
           Series '98
      800  12/15/99............              3.13                    811,334
           Beverly GO
           Series '99 AMBAC
      627  9/01/99.............              3.00                    630,121
           Chatham GO
           Series '98 FGIC
      875  7/15/99.............              3.77                    875,890
           Clinton GO
           Series '99 AMBAC
      950  3/15/00.............              3.21                    968,295
           Harwich GO
           Series '98 FSA
      450  10/15/99............              3.21                    452,933
           Haverhill GO
           FGIC
      925  6/01/00.............              3.23                    957,882
           Marshfield GO
           MBIA
      430  5/01/00.............              3.50                    438,726
           Massachusetts GO
           Series '90 FGIC
           pre-refunded
    1,000  3/01/00.............              3.00                  1,047,439
           Massachusetts Health &
           Education Facility
           (Brigham & Women's
           Hospital)
           Series '85A VRDN
    1,990  7/01/17 (b).........              3.40                  1,990,000
           Massachusetts Health &
           Education Facility
           (Capital Asset Program)
           VRDN
    1,700  1/01/01 (b).........              3.20                  1,700,000
           Massachusetts Health &
           Education Facility
           (Harvard Pilgrim Health)
           Series '98A FSA
    1,500  7/01/99 (b).........              3.15                  1,500,000
           Massachusetts Health &
           Education Facility
           (Harvard University)
           Series '96 Q-1 VRDN
    1,000  9/01/40 (b).........              3.70                  1,000,000
           Massachusetts Health &
           Education Facility
           (Harvard University)
           Series Q-2 VRDN
      400  9/01/40 (b).........              3.70                    400,000
           Massachusetts IDA
           (Goddard House Project)
           Series '95 VRDN
    1,900  11/01/25 (b)........              3.55                  1,900,000
           Massachusetts IFA
           (346 University LLC)
           Series '96 AMT VRDN
      400  3/01/16 (b).........              3.65                    400,000
           Massachusetts IFA
           (ADP Inc. Project)
           Series '97 VRDN
    1,000  12/01/19 (b)........              3.70                  1,000,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------
           Massachusetts IFA
           (America Tech)
           Series '97 AMT VRDN
$     500  8/01/22 (b).........              3.65%               $   500,000
           Massachusetts IFA
           (Berkshire Project)
           Series '90 VRDN
    3,400  9/01/20 (b).........              3.50                  3,400,000
           Massachusetts IFA
           (Carand Realty Trust)
           AMT VRDN
      825  5/01/17 (b).........              3.60                    825,000
           Massachusetts IFA
           (Gordon College Project)
           Series '97 VRDN
    1,100  12/01/27 (b)........              3.50                  1,100,000
           Massachusetts IFA
           (ICC Realty Project)
           Series '97 AMT VRDN
    1,800  12/01/16 (b)........              3.65                  1,800,000
           Massachusetts IFA
           (Lasell Village)
           Series '98C VRDN
    1,500  12/01/08 (b)........              3.35                  1,500,000
           Massachusetts IFA
           (Mount Ida College
           Project)
           Series '97 AMT VRDN
    1,470  12/01/27 (b)........              3.50                  1,470,000
           Massachusetts IFA
           (Newbury College
           Project)
           Series '96 VRDN
       10  6/01/21 (b).........              3.45                     10,000
           Massachusetts IFA
           (Prevention of Cruelty
           to Animals)
           Series '97 VRDN
      300  8/01/27 (b).........              3.50                    300,000
           Massachusetts IFA
           (Showa Womens
           Institute, Inc.)
           Series '94 VRDN
      900  3/15/04 (b).........              3.50                    900,000
           Massachusetts IFA
           (Tamasi Family
           Development)
           VRDN
      900  5/01/13 (b).........              3.60                    900,000
           Massachusetts IFA
           (Techprint Issue)
           Series '97 AMT VRDN
      842  6/01/17 (b).........              3.65                    842,000
           Massachusetts IFA IDA
           (JPF Realty)
           Series '98 AMT VRDN
    2,200  4/01/19 (b).........              3.65                  2,200,000
           Massachusetts IFA PCR
           (Holyoke Water &
           Power Co.)
           Series '90 AMT VRDN
    1,000  12/01/20 (b)........              3.30                  1,000,000
           Sudbury GO
           Series '99
      445  9/15/99.............              3.30                    445,950
           Triton School District
           Series '99 FGIC
      782  4/01/00.............              3.21                    800,922
           Watertown GO
           Series '98 MBIA
      890  10/15/99............              3.00                    896,063
           Westfield GO
           Series '98
      873  8/01/99.............              3.77                    874,607
                                                                 -----------
                                                                  35,837,162
                                                                 -----------
           OHIO-2.0%
           Ohio Air Quality
           Development Authority
           (JMG Funding Partnership)
           Series '94B
           AMT VRDN
    1,000  4/01/28 (b).........              3.45                  1,000,000
                                                                 -----------
           OREGON-2.2%
           Oregon Economic
           Development Authority
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
    1,100  12/01/99 (b)........              4.08                  1,100,000
                                                                 -----------
           PUERTO RICO-2.0%
           Puerto Rico Industrial,
           Medical, Higher
           Education &
           Environment
           (Ana G. Mendez Educ.
           Foundation Project)
           VRDN
    1,000  12/01/15 (b)........              3.20                  1,000,000
                                                                 -----------

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------

           SOUTH CAROLINA-1.0%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT VRDN
$     500  4/01/30 (b).........              3.55%               $   500,000
                                                                 -----------
           TEXAS-1.6%
           Brazos River Texas
           Harbor Navigation
           District
           (Dow Chemicals Co.
           Project)
           Series '96 AMT VRDN
      800  4/01/26 (b).........              3.60                    800,000
                                                                 -----------
           UTAH-3.0%
           Utah HFA SFMR
           Series '99-2 VRDN
    1,500  7/01/32 (b).........              2.95                  1,500,000
                                                                 -----------
           Total Municipal Bonds
           (amortized cost
           $49,337,162)........                                   49,337,162
                                                                 -----------
           COMMERCIAL PAPER-2.0%
           MASSACHUSETTS-2.0%
           Massachusetts Port
           Authority
           Series '96
           9/09/99
           (amortized cost
    1,000  $1,000,000).........              3.20                  1,000,000
                                                                 -----------
           TOTAL INVESTMENTS-99.7%
           (amortized cost
           $50,337,162)........                                   50,337,162
           Other assets less
           liabilities-0.3%....                                      142,923
                                                                 -----------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           50,480,085 shares
           outstanding)........                                  $50,480,085
                                                                 ===========

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(a)   All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      AMT   Alternative Minimum Tax
      FGIC  Financial Guaranty Insurance Company
      FSA   Financial Security Assurance
      GO    General Obligation
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Authority
      IFA   Industrial Finance Authority
      MBIA  Municipal Bond Investors Assurance
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      SFMR  Single Family Mortgage Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999      Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    1,293,749
EXPENSES
   Advisory fee (Note B)................................................     $      198,463
   Distribution assistance and administrative service (Note C)..........            245,232
   Custodian fees.......................................................             68,735
   Transfer agency (Note B).............................................             27,212
   Audit and legal fees.................................................             13,155
   Printing.............................................................             11,914
   Registration fees....................................................             11,808
   Trustees' fees.......................................................              2,159
   Amortization of organization expense.................................              1,858
   Miscellaneous........................................................              4,437
                                                                             --------------
   Total expenses.......................................................            584,973
   Less: expense reimbursement..........................................           (188,046)
                                                                             --------------
   Net expenses.........................................................                               396,927
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      896,822
                                                                                                ==============

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See notes to financial statements.

STATEMENT OF CHANGES
In Net Assets                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 1999      June 30, 1998
                                                                             --------------     --------------
INCREASE IN NET ASSETS FROM OPERATIONS

   Net investment income................................................     $      896,822     $      707,293
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................           (896,822)          (707,293)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................         22,647,685         12,786,301
                                                                             --------------     --------------
   Total increase.......................................................         22,647,685         12,786,301
NET ASSETS
   Beginning of year....................................................         27,832,400         15,046,099
                                                                             --------------     --------------
   End of year..........................................................     $   50,480,085     $   27,832,400
                                                                             ==============     ==============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $188,046.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $127 under an expense offset arrangement with Alliance Fund Services.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $99,232. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $146,000, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $50,480,085. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended       Year Ended
                                                     June 30,         June 30,
                                                       1999            1998
                                                   ------------    ------------
Shares sold ....................................    157,532,699     134,199,946
Shares issued on reinvestments of dividends ....        896,822         707,293
Shares redeemed ................................   (135,781,836)   (122,120,938)
                                                   ------------    ------------
Net increase ...................................     22,647,685      12,786,301
                                                   ============    ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Year Ended June 30,        April 17, 1997(a)
                                                          ------------------------------          through
                                                              1999               1998          June 30, 1997
                                                          -----------        -----------     -----------------
Net asset value, beginning of period ...............      $      1.00        $      1.00        $      1.00
                                                          -----------        -----------        -----------

Income From Investment Operations
Net investment income (b) ..........................             .023               .028               .007
                                                          -----------        -----------        -----------

Less: Dividends
Dividends from net investment income ...............            (.023)             (.028)             (.007)
                                                          -----------        -----------        -----------
Net asset value, end of period .....................      $      1.00        $      1.00        $      1.00
                                                          ===========        ===========        ===========

Total Return
Total investment return based on net asset value (c)             2.31%              2.83%              0.72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........      $    50,480        $    27,832        $    15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....             1.00%               .85%               .50%(d)
   Expenses, before waivers and reimbursements .....             1.47%              1.37%              2.99%(d)
   Net investment income (b) .......................             2.26%              2.80%              3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

INDEPENDENT AUDITOR'S REPORT  Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Massachusetts Portfolio

We have audited the accompanying statement of net assets of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

                                                               -----------------
                                                                   BULK RATE
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 New York, NY
                                                                Permit No. 7131
                                                               -----------------

Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 1 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMAAR699